OTHER LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Noncurrent Disclosure [Abstract]
Schedule Of Other Liabilities Noncurrent [Table Text Block]
The components of other long-term obligations were as follows:
	December 31, 2015	December 31, 2014
Environmental and remedial	$10.7	$4.2
Snowflake union pension liability	9.9	10.1
Accrued workers' compensation liability	4.6	–
Other	1.2	1.2
	$26.4	$15.5

Schedule of Asset Retirement Obligations [Table Text Block]
The following table provides a reconciliation of the company’s asset retirement obligations.
	2015	2014
Balance, beginning of period	$5.1	$6.0
Provision related to the acquisition of the U.S. mills	5.9	–
Liabilities settled	(0.2)	(0.3)
Liabilities derecognized	–	(0.7)
Accretion expense	–	0.1
Balance, end of period	$10.8	$5.1

Asset Retirement Obligations Classification [Table Text Block]
The balance sheet classification for asset retirement obligations is as follows:

	December 31, 2015	December 31, 2014
Other long-term obligations	$10.7	$4.2
Accounts payable and accrued liabilities (note 14)	0.1	0.9
	$10.8	$5.1